Founders Claim Accrual (Details) - Jan. 31, 2023	USD ($) shares	₪ / shares
Private Dror [Member]
Founders Claim Accrual [Line Items]
Founders claim accrual | $	$ 240,000
Common Stock [Member]
Founders Claim Accrual [Line Items]
Ordinary shares | shares	330,952,906
Founders shares [Member]
Founders Claim Accrual [Line Items]
Price per shares | ₪ / shares		₪ 0.0001